Guarantor Financials - Combined Statements of Operations (Condensed) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Jun. 30, 2012
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	$ 968.2	$ 996.7	$ 1,072.1
Cost of goods sold	516.6	553.7	570.8
Gross Profit	451.6	443.0	501.3
Selling, general and administrative expense	239.5	218.8	272.7
Amortization of intangible assets	12.6	12.7	12.6
Impairment of goodwill and other intangible assets	566.5	19.4	0
Other operating expenses, net	1.6	1.3	0.8
Operating Loss	(368.6)	190.8	215.2
Intercompany interest expense	51.5	51.5	58.3
Other expense	10.5	(2.2)
Loss before Income Taxes	(430.6)	141.5	156.9
Income tax benefit	(6.3)	49.5	55.8
Net (Loss) Earnings	(424.3)	92.0	101.1
Total Comprehensive Loss	(428.5)	90.3	98.2
Parent Company
Condensed Financial Statements, Captions
Senior Notes				775.0
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	0	0	0
Cost of goods sold	0	0	0
Gross Profit	0	0	0
Selling, general and administrative expense	0	0	0
Amortization of intangible assets	0	0	0
Impairment of goodwill and other intangible assets	0	0
Other operating expenses, net	0	0	0
Operating Loss	0	0	0
Intercompany interest expense	0	0	0
Other expense	0	0
Loss before Income Taxes	0	0	0
Income tax benefit	0	0	0
Net (Loss) Earnings	0	0	0
Total Comprehensive Loss	0	0	0
Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	921.2	958.9	1,020.3
Cost of goods sold	482.8	522.4	537.4
Gross Profit	438.4	436.5	482.9
Selling, general and administrative expense	223.8	215.3	253.1
Amortization of intangible assets	12.6	12.7	12.6
Impairment of goodwill and other intangible assets	566.5	19.4
Other operating expenses, net	1.5	1.3	0.5
Operating Loss	(366.0)	187.8	216.7
Intercompany interest expense	47.5	47.6	54.5
Other expense	13.1	0
Loss before Income Taxes	(426.6)	140.2	162.2
Income tax benefit	(5.3)	48.7	57.4
Net (Loss) Earnings	(421.3)	91.5	104.8
Total Comprehensive Loss	(426.5)	88.1	104.2
Non-Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	68.5	64.3	84.5
Cost of goods sold	55.3	57.8	66.1
Gross Profit	13.2	6.5	18.4
Selling, general and administrative expense	15.7	3.5	19.6
Amortization of intangible assets	0	0	0
Impairment of goodwill and other intangible assets	0	0
Other operating expenses, net	0.1	0	0.3
Operating Loss	(2.6)	3.0	(1.5)
Intercompany interest expense	4.0	3.9	3.8
Other expense	(2.6)	(2.2)
Loss before Income Taxes	(4.0)	1.3	(5.3)
Income tax benefit	(1.0)	0.8	(1.6)
Net (Loss) Earnings	(3.0)	0.5	(3.7)
Total Comprehensive Loss	(2.0)	2.2	(6.0)
Eliminations
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	(21.5)	(26.5)	(32.7)
Cost of goods sold	(21.5)	(26.5)	(32.7)
Gross Profit	0	0	0
Selling, general and administrative expense	0	0	0
Amortization of intangible assets	0	0	0
Impairment of goodwill and other intangible assets	0	0
Other operating expenses, net	0	0	0
Operating Loss	0	0	0
Intercompany interest expense	0	0	0
Other expense	0	0
Loss before Income Taxes	0	0	0
Income tax benefit	0	0	0
Net (Loss) Earnings	0	0	0
Total Comprehensive Loss	$ 0	$ 0	$ 0